Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt consists of the following at December 31, 2014 and 2013 (amounts in thousands):

	2014	2013
2021 Notes (a)	$325,000	325,000
2019 Notes (b)	425,000	425,000
Senior Credit Facility (c)	279,000	261,000
Wells Fargo note payable (d)	9,767	—
Rural Utilities Service ("RUS") debt (e)	29	39,425
Debt	1,038,796	1,050,425
Less unamortized discount paid on the 2019 Notes	2,118	2,445
Less current portion of long-term debt	622	2,836
Long-term debt, net	$1,036,056	1,045,144

(a)
We pay interest of 6.75% on notes that are due in 2021 ("2021 Notes"). The 2021 Notes are senior unsecured obligations which rank equally in right of payment with our existing and future senior unsecured debt, including our 2019 Notes, and senior in right of payment to all future subordinated indebtedness.

The 2021 Notes are not redeemable prior to June 1, 2016.  At any time on or after June 1, 2016, the 2021 Notes are redeemable at our option, in whole or in part, on not less than thirty nor more than sixty days’ notice, at the following redemption prices (expressed as percentages of principal amount), plus accrued and unpaid interest (if any) to the date of redemption:

If redeemed during the twelve month period commencing June 1 of the year indicated:	Redemption Price
2016	103.375%
2017	102.250%
2018	101.125%
2019 and thereafter	100.000%

The 2021 Notes mature on June 1, 2021.  Semi-annual interest payments are payable on June 1 and December 1.

The 2021 Notes were issued pursuant to an Indenture, dated as of May 20, 2011, between us and Union Bank, N.A., as trustee.

We are not required to make mandatory sinking fund payments with respect to the 2021 Notes.

Upon the occurrence of a change of control, each holder of the 2021 Notes will have the right to require us to purchase all or any part (equal to $1,000 or an integral multiple thereof, except that no 2021 Note will be purchased in part if the remaining portion thereof would not be at least $2,000) of such holder’s 2021 Notes at a purchase price equal to 101% of the principal amount of such 2021 Notes, plus accrued and unpaid interest on such 2021 Notes, if any.  If we or certain of our subsidiaries engage in asset sales, we must generally either invest the net cash proceeds from such sales in our business within a period of time, prepay debt under any outstanding credit facility, or make an offer to purchase a principal amount of the 2021 Notes equal to the excess net cash proceeds, with the purchase price equal to 100% of their principal amount, plus accrued and unpaid interest, if any.

The terms of the Indenture include customary affirmative and negative covenants and customary events of default. At any time after the occurrence and during the continuation of an event of default under the Indenture, the trustee or holders of not less than 25% in aggregate principal amount of the 2021 Notes may, among other options, declare the 2021 Notes immediately due and payable.

We paid closing costs totaling $3.6 million in connection with the offering, which were recorded as deferred loan costs and are being amortized over the term of the 2021 Notes.

We were in compliance with all 2021 Notes loan covenants at December 31, 2014.

(b)
We pay interest of 8.63% on notes that are due in 2019 (“2019 Notes”).  The 2019 Notes are senior unsecured obligations which rank equally in right of payment with the existing and future senior unsecured debt, including our 2021 Notes described previously, and senior in right of payment to all future subordinated indebtedness.  The 2019 Notes are carried on our Consolidated Balance Sheets net of the unamortized portion of the discount, which is being amortized to Interest Expense over the term of the 2019 Notes using the effective interest method and an effective interest rate of 9.09%.

The 2019 Notes are redeemable at our option, in whole or in part, on not less than thirty days nor more than sixty days notice, at the following redemption prices (expressed as percentages of principle amount), plus accrued and unpaid interest (if any) to the date of redemption:

If redeemed during the twelve month period commencing November 15 of the year indicated:	Redemption Price
2014	104.313%
2015	103.000%
2016	101.438%
2017 and thereafter	100.000%

The 2019 Notes mature on November 15, 2019.  Semi-annual interest payments are payable on May 15 and November 15 of each year.

The 2019 Notes were issued pursuant to an Indenture, dated as of November 3, 2009, between us and Union Bank, N.A., as trustee.

We are not required to make mandatory sinking fund payments with respect to the 2019 Notes.

Upon the occurrence of a change of control, each holder of the 2019 Notes will have the right to require us to purchase all or any part (equal to $1,000 or an integral multiple thereof, except that no 2019 Note will be purchased in part if the remaining portion thereof would not be at least $2,000) of such holder’s 2019 Notes at a purchase price equal to 101% of the principal amount of such 2019 Notes, plus accrued and unpaid interest on such 2019 Notes, if any.  If we or certain of our subsidiaries engage in asset sales, we must generally either invest the net cash proceeds from such sales in our business within a period of time, prepay debt under any outstanding credit facility, or make an offer to purchase a principal amount of the 2019 Notes equal to the excess net cash proceeds, with the purchase price equal to 100% of their principal amount, plus accrued and unpaid interest, if any.

The terms of the Indenture include customary affirmative and negative covenants and customary events of default. At any time after the occurrence and during the continuation of an event of default under the Indenture, the trustee or holders of not less than 25% in aggregate principal amount of the 2019 Notes may, among other options, declare the 2019 Notes immediately due and payable.

We paid closing costs totaling $9.4 million in connection with the offering, which were recorded as deferred loan costs and are being amortized over the term of the 2019 Notes.

We were in compliance with all 2019 Notes loan covenants at December 31, 2014.

(c)
GCI Holdings, Inc. ("GCI Holdings"), our wholly owned subsidiary, has a credit facility with Credit Agricole Corporate and Investment Bank, as administrative agent ("Senior Credit Facility"). The Senior Credit Facility provides up to $240.0 million in delayed draw term loans and a $150.0 million revolving credit facility.

The interest rate on our Senior Credit Facility is London Interbank Offered Rate (“LIBOR”) plus the following Applicable Margin set forth opposite each applicable Total Leverage Ratio below.

Total Leverage Ratio (as defined)	Applicable Margin
>=5.5	3.00%
>=5.0 but <5.5	2.75%
>=4.5 but <5.0	2.50%
>=4.0 but <4.5	2.25%
<4.0	2.00%

Borrowings under the Senior Credit Facility are subject to certain financial covenants and restrictions on indebtedness.  Our Senior Credit Facility Total Leverage Ratio (as defined) may not exceed 5.95 to one; the Senior Leverage Ratio (as defined) may not exceed 3.00 to one; and our Interest Coverage Ratio (as defined) must not be less than 2.50 to one at any time.

The terms of the Senior Credit Facility include customary representations and warranties, customary affirmative and negative covenants and customary events of default. At any time after the occurrence of an event of default under the Senior Credit Facility, the lenders may, among other options, declare any amounts outstanding under the Senior Credit Facility immediately due and payable and terminate any commitment to make further loans under the Senior Credit Facility. The obligations under the Senior Credit Facility are secured by a security interest on substantially all of the assets of GCI Holdings, Inc. and the subsidiary guarantors, as defined in the Senior Credit Facility, and on the stock of GCI Holdings, Inc.

On April 30, 2013, we modified our then existing Senior Credit Facility resulting in a $0.1 million write-off of previously deferred loan fees on our Consolidated Income Statement for the year ended December 31, 2013.  Net deferred loan fees of $0.7 million associated with the portion of our previous Senior Credit Facility that was determined not to have been substantially modified are being amortized over the life of the Senior Credit Facility.

In connection with the current Senior Credit Facility, we paid loan fees and other expenses of $0.4 million that were expensed immediately on our Consolidated Income Statement for the year ended December 31, 2013 and $3.0 million that were deferred and are being amortized over the life of the Senior Credit Facility.

We have borrowed $240.0 million under the delayed draw term loan, $39.0 million under the revolving portion and have $22.5 million of letters of credit outstanding under the Senior Credit Facility at December 31, 2014, which leaves $88.5 million available for borrowing as of December 31, 2014.

(d)
GCI Holdings, entered into a $10.0 million loan agreement with Wells Fargo Bank on June 30, 2014 to finance the purchase of a building.  The note matures on July 15, 2029 and is due in monthly installments of principal and interest.  The interest rate is variable at one month LIBOR plus 2.25%.

The note is subject to similar affirmative and negative covenants as our Senior Credit Facility. The obligations under the note are secured by a security interest and lien on the purchased building. In connection with the note issuance, we paid loan fees of $0.1 million that were deferred and are being amortized over the life of the note.

(e)
UUI, our wholly owned subsidiary, has entered into various loans with the RUS.  The long-term debt was due in monthly installments of principal based on a fixed rate amortization schedule.  The interest rates on the various loans to which this debt relates ranged from 2.4% to 4.5%.  Substantially all of the assets of UUI were pledged as collateral for the amounts due to RUS. We repaid substantially all amounts owed to the RUS in 2014.

Maturities of long-term debt as of December 31, 2014 are as follows (amounts in thousands):

Years ending December 31,
2015	$622
2016	604
2017	619
2018	279,635
2019	425,651
2020 and thereafter	331,665
Total debt	1,038,796
Less unamortized discount paid on 2019 Notes	2,118
Less current portion of long-term debt	622
Long-term debt, net	$1,036,056